Investment securities - Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income
Total investment income	$ 52.9	$ 97.3	$ 82.7
Interest on funds held under reinsurance treaties	(7.4)	0.0	(0.5)
Investment expenses	(17.5)	(12.6)	(11.3)
Net investment income	35.4	84.7	71.4
Fixed maturity investments
Net Investment Income
Total investment income	41.8	52.1	53.2
Short-term investments
Net Investment Income
Total investment income	5.4	15.8	5.1
Equity securities
Net Investment Income
Total investment income	6.0	15.2	16.5
Other long-term investments
Net Investment Income
Total investment income	$ 7.1	$ 14.2	$ 8.4